Note 17 - Fair Value Disclosure Measurements (Details) - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Appraisal Adjustments [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	[1]
Appraisal Adjustments [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(84.60%)	[1]
Appraisal Adjustments [Member] | Impaired Loans [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(25.50%)
Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate (in Dollars)	$ 12,772		$ 17,158
Valuation Techniques/Unobservable Input	Appraisal of collateral (1)	[2]
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	[1]
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(10.00%)	[1]
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(7.50%)
Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate (in Dollars)	$ 2,590		$ 2,698
Valuation Techniques/Unobservable Input	Appraisal of collateral (1), (3)	[2],[3]
Liquidation Expenses [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	[1]
Liquidation Expenses [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(100.00%)	[1]
Liquidation Expenses [Member] | Impaired Loans [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	(25.90%)

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.